Geographical and business segment reporting - Reconciliation (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 21, 2017	Mar. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segments
Net interest income			€ 34,341	€ 34,296	€ 31,089
Net fee and commission income (expense)			11,485	11,597	10,180
Gains (losses) on financial transactions			1,797	1,665	2,101
Other operating income (segments)			801	797	862
Total income			48,424	48,355	44,232
Administrative expenses and depreciation			(22,779)	(22,993)	(21,101)
Net loan loss provisions			(8,873)	(9,209)	(9,518)
Profit from operations			25,645	25,362	23,131
Other non-financial gains/(losses)			(2,571)	(4,062)	(2,845)
Operating profit / (loss) before tax			14,201	12,091	10,768
Income tax			(4,886)	(3,884)	(3,282)
Profit from continuing operations			9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR			9,315	8,207	7,486
Profit attributable to non-controlling interests			1,505	1,588	1,282
Profit attributable to the parent			7,810	6,619	6,204
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation			113	50	108
Proceeds from sale of equity method investment			2,327	883	459
Impairment on equity investment and intangible assets				(130)
Impairment losses				(899)	(50)
Impacts of USA tax reform and other impairments, net of tax				(76)
Gains (losses) on available-for-sale financial assets				472	861
Visa Europe
Business segments
Net gain on disposal of investment					380
Net gain on disposal, net of tax					227
Santander UK plc
Business segments
Additional provisions, other provisions					(139)
Additional provisions, other provisions, net of tax					137
Santander Consumer USA Holdings Inc.
Business segments
Impairment losses			(799)	(899)
Goodwill impairment, net of tax				(603)
SPAIN
Business segments
Restructuring costs					(662)
Restructuring costs, net of tax					(475)
GERMANY
Business segments
Restructuring costs				(125)
Restructuring costs, net of tax				(85)
Retail Banking Segment [Member]
Business segments
Net interest income			32,261	32,169	28,792
Net fee and commission income (expense)			8,870	9,295	8,213
Gains (losses) on financial transactions			756	685	660
Other operating income (segments)			344	255	241
Total income			42,231	42,404	37,906
Administrative expenses and depreciation			(19,237)	(19,752)	(18,158)
Net loan loss provisions			(8,549)	(8,374)	(8,841)
Profit from operations			22,994	22,652	19,748
Other non-financial gains/(losses)			(1,791)	(2,535)	(1,788)
Operating profit / (loss) before tax			12,654	11,743	9,119
Income tax			(4,144)	(3,688)	(2,568)
Profit from continuing operations			8,510	8,055	6,551
CONSOLIDATED PROFIT FOR THE YEAR			8,510	8,055	6,551
Profit attributable to non-controlling interests			1,272	1,218	1,073
Profit attributable to the parent			7,238	6,837	5,478
Corporate product center
Business segments
Net interest income			(987)	(849)	(739)
Net fee and commission income (expense)			(68)	(38)	(31)
Gains (losses) on financial transactions			12	(225)	(242)
Other operating income (segments)			(14)	(94)	(37)
Total income			(1,057)	(1,206)	(1,049)
Administrative expenses and depreciation			(426)	(477)	(451)
Net loan loss provisions			(115)	(46)	2
Profit from operations			(1,483)	(1,683)	(1,500)
Other non-financial gains/(losses)			(101)	(181)	(76)
Operating profit / (loss) before tax			(1,699)	(1,910)	(1,574)
Income tax			14	32	142
Profit from continuing operations			(1,685)	(1,878)	(1,432)
CONSOLIDATED PROFIT FOR THE YEAR			(1,685)	(1,878)	(1,432)
Profit attributable to non-controlling interests			1	(1)	(9)
Profit attributable to the parent			(1,686)	(1,877)	(1,423)
Operating segment
Business segments
Net interest income			34,341	34,296	31,089
Net fee and commission income (expense)			11,485	11,597	10,180
Gains (losses) on financial transactions			1,797	1,704	1,723
Other operating income (segments)			801	797	862
Total income			48,424	48,394	43,854
Administrative expenses and depreciation			(22,779)	(22,917)	(21,087)
Net loan loss provisions			(8,873)	(9,111)	(9,518)
Profit from operations			25,645	25,477	22,767
Other non-financial gains/(losses)			(1,995)	(2,813)	(1,960)
Operating profit / (loss) before tax			14,777	13,553	11,289
Income tax			(5,230)	(4,588)	(3,396)
Profit from continuing operations			9,547	8,965	7,893
CONSOLIDATED PROFIT FOR THE YEAR			9,547	8,965	7,893
Profit attributable to non-controlling interests			1,483	1,449	1,272
Profit attributable to the parent			8,064	7,516	6,621
Intra-Group eliminations
Business segments
Gains (losses) on financial transactions				(39)	378
Total income				(39)	378
Administrative expenses and depreciation				(76)	(14)
Net loan loss provisions				(98)
Profit from operations				(115)	364
Other non-financial gains/(losses)			(576)	(1,249)	(885)
Operating profit / (loss) before tax			(576)	(1,462)	(521)
Income tax			344	704	114
CONSOLIDATED PROFIT FOR THE YEAR			(232)	(758)	(407)
Profit attributable to non-controlling interests			22	139	10
Profit attributable to the parent			(254)	€ (897)	€ (417)
Allfunds Bank Sa [Member]
Business segments
Proportion of ownership interest in joint venture to be sold		100.00%		100.00%
Proceeds from sale of equity method investment	€ 501			€ 501
Proportion of share capital in disposal group sold	25.00%			25.00%
Net gain on disposal of investment	€ 297			€ 425
Net gain on disposal, net of tax				297
Banco Popular Espanol, S.A.
Business segments
Restructuring costs				(425)
Restructuring costs, net of tax			(300)	€ (300)
Banco Popular Espanol, S.A. | SPAIN
Business segments
Restructuring costs, net of tax			(280)
Banco Popular Espanol, S.A. | PORTUGAL
Business segments
Restructuring costs, net of tax			20
Banco Popular Espanol, S.A. | Corporate product center
Business segments
Restructuring costs, net of tax			(40)
Retail and Private Banking Business of Deutsche Bank Polska SA
Business segments
Goodwill impairment, net of tax			€ (45)